Long Term Debt	12 Months Ended
Dec. 31, 2022
Long Term Debt [Abstract]
LONG TERM DEBT
15.	LONG TERM DEBT

On June 28, 2018, Signifi borrowed $192,886 USD from the Business Development Bank of Canada (“BDC”) for a term of four years, payable in monthly instalments of principal and interest. The loan bore interest at the bank’s base rate + 3.2%. The loan was repaid in full in September 2021 including all capital and interest.

	December 31, 2022	December 31, 2021
Balance, beginning of year	$-	$108,236
Foreign exchange adjustment	-	2,076
Principal repayments	-	(110,312)
Balance, end of year	$-	$-